Other Current Assets (Schedule related to other current assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Current Assets [abstract]
Prepaid expenses	$ 2,622	$ 2,942
Investments in equity securities (note 11)	1,059
Assets held for sale	659	1,069
Income tax recoverable		2,553
Other current assets	4,340	$ 6,564
Write-downs (reversals of write-downs) of property, plant and equipment	$ 410